Evergreen Asset Management Corp.
                            2500 Westchester Avenue
                            Purchase, New York 10577




                                                      November 29, 1995.


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re    Rule 24f-2 Notice of
         EVERGREEN EQUITY TRUST (formerly Real Estate Equity Trust) on behalf of its Evergreen U.S. Real Estate Equity Fund and Evergreen Global Real Estate Equity Fund for the fiscal year of each such series ended September 30, 1995
         Registration No. 33-25378; Investment Company File No.811-5684

Gentlemen:

     In accordance with the provisions of Rule 24f-2, the Evergreen Equity Trust (formerly Real Estate Equity Trust) hereby files its Rule 24f-2 Notice on behalf of two of its series, the Evergreen U.S. Real Estate Equity Fund ("U.S. Real Estate") and Evergreen Global Real Estate Equity Fund ("Global Real Estate") for the fiscal year of each series ended September 30, 1995 ("Fiscal Year"). The other series of the Trust, Evergreen Global Leaders Fund, did not commenceoperations until November 1, 1995.


     No Shares of Beneficial Interest of the Global Real Estate and U.S. Real Estate series which had been registered under the Securities Act of 1933 (the "Securities Act") other than pursuant to the Regulation remained unsold at the beginning of the Fiscal Year. No Shares of Beneficial Interest were registered under the Securities Act during the Fiscal Year other than pursuant to the Regulation.

     During the Fiscal Year, shares of beneficial interest of Global Real Estate and U.S. Real Estate having the following aggregate offering price were sold:
$30,884,872 and $1,979,936, respectively; and the shares of beneficial interest of Global Real Estate and U.S. Real Estate having the following aggregate value were redeemed: $79,773,201 and $2,165,200, respectively.

     Shares of beneficial interest having the following aggregate offering prices $30,884,872 and $1,979,936, respectively, of Global Real Estate and U.S. Real Estate, respectively, were sold during the Fiscal Year in reliance upon the registration of an indefinite amount of securities under Rule 24f-2 ("24f-2 Declaration").

         Attached to this Rule 24f-2 Notice, and made a part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable.

     In accordance with subsection (c) of Rule 24f-2, no registration fee is due on behalf of the Funds. The fee computation is based upon the actual aggregate sale price for which such securities were sold during the Fiscal Year by each series, reduced by the difference between:



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                                    -2-

Securities and Exchange Commission                            November 29, 1995.


         (1) The actual aggregate redemption price of the shares of the Funds redeemed by the Trust during the Fiscal Year, and

         (2) The actual aggregate redemption price of such redeemed shares previously applied by the Trust on behalf of the Funds or any of its other series pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.

                   Global         U.S.
                   Real Estate    Real Estate     Total


Aggregate Sale
Price for
Shares Sold
During
Fiscal Year
in Reliance
upon the
24f-2
Declaration        $30,884,872    $1,979,936      $32,864,808

Reduced by
the
Difference
Between:

(1) Aggregate
Redemption
Price of
Shares
Redeemed
During the
Fiscal Year        $79,773,201    $2,165,200      $81,938,401

and

(2) Aggregate
Redemption
Price of
Redeemed Shares
Previously
Applied by Fund
Pursuant to
Rule 24e-2(a)
Filings Made
Pursuant to
Section 24(e)(1)
of Investment
Company Act
of 1940            $         0    $        0      $         0

Equals            ($48,888,329)  ($  185,264)    ($49,073,593)

Net aggregate
proceeds from
sales and
redemptions
of Shares sold
in reliance upon
Rule 24f-2:       ($         0)  ($        0)    ($         0)


Fee pursuant to Sec.6(b) of
the Securities Act of 1933                              /2900
                                                -------------
                                                           $0
                                                =============






         Any questions regarding the matter should be addressed to Joseph J. McBrien, Esquire at the above address.

                                             Very truly yours,

                                             EVERGREEN EQUITY TRUST



                                            By:/s/ John J. Pileggi
                                             -------------------------
                                             John J. Pileggi
                                             President and Treasurer



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